Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 96,840,000	Taxes	MEXICO		Government of Mexico, Tax Administration Service
#: 2
	20,370,000	Royalties	MEXICO		Government of Mexico, Tax Administration Service
#: 3
	3,690,000	Fees	MEXICO		Government of Mexico, Tax Administration Service
#: 4
	6,890,000	Fees	MEXICO		Government of Mexico, Economy Secretary
#: 5
	1,940,000	Fees	MEXICO		Government of Mexico, National Water Commission
#: 6
	1,070,000	Taxes	SWITZERLAND	ZÜRICH	Canton of Zurich, Cantonal Tax Office Zurich
#: 7
	900,000	Fees	UNITED STATES		Government of the United States of America, Bureau of Land Management
#: 8
	890,000	Taxes	UNITED STATES	NEVADA	Elko County, Elko County Treasurer
#: 9
	290,000	Fees	MEXICO		Government of Mexico, Secretary of Finance and Administration
#: 10
	230,000	Fees	MEXICO	CHIHUAHUA	Municipality of Satevo
#: 11
	210,000	Fees	MEXICO	ZACATECAS	Municipality of Chalchihuites
#: 12
	210,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Environmental Protection
#: 13
	200,000	Fees	MEXICO	SONORA	Municipality of Banamichi
#: 14
	170,000	Infrastructure	MEXICO	DURANGO	Municipality of San Dimas
#: 15
	110,000	Fees	MEXICO	COAHUILA DE ZARAGOZA	Municipality of Ocampo
#: 16
	90,000	Fees	MEXICO		Government of Mexico, Energy Regulatory Commission
#: 17
	60,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Division of Water Resources
#: 18
	50,000	Fees	UNITED STATES	NEVADA	Elko County, Elko County Recorders Office
#: 19
	50,000	Taxes	UNITED STATES	NEVADA	State of Nevada, Nevada Division of Taxation
#: 20
	40,000	Fees	MEXICO		Government of Mexico, Secretary of Communications and Transport
#: 21
	40,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Wildlife
#: 22
	20,000	Fees	MEXICO	CHIHUAHUA	Chihuahua State Government
#: 23
	10,000	Fees	MEXICO		Government of Mexico, Secretary of Environment and Natural Resources
#: 24
	10,000	Fees	MEXICO	DURANGO	Durango State Government
#: 25
	10,000	Fees	MEXICO		Government of Mexico, Treasury of the Federation
#: 26
	47,570,000	Taxes	MEXICO			Santa Elena Silver and Gold Mine
#: 27
	11,950,000	Royalties	MEXICO			Santa Elena Silver and Gold Mine
#: 28
	4,390,000	Fees	MEXICO			Santa Elena Silver and Gold Mine
#: 29
	42,290,000	Taxes	MEXICO			Minera Cerro Los Gatos
#: 30
	6,630,000	Royalties	MEXICO			Minera Cerro Los Gatos
#: 31
	4,020,000	Fees	MEXICO			Minera Cerro Los Gatos
#: 32
	2,840,000	Taxes	MEXICO			San Dimas Silver and Gold Mine
#: 33
	1,350,000	Royalties	MEXICO			San Dimas Silver and Gold Mine
#: 34
	2,930,000	Fees	MEXICO			San Dimas Silver and Gold Mine
#: 35
	170,000	Infrastructure	MEXICO			San Dimas Silver and Gold Mine
#: 36
	2,900,000	Taxes	MEXICO			San Martin Silver mine
#: 37
	470,000	Fees	MEXICO			San Martin Silver mine
#: 38
	1,240,000	Taxes	MEXICO			Corporate
#: 39
	280,000	Fees	MEXICO			Corporate
#: 40
	440,000	Royalties	MEXICO			La Encantada Silver Mine
#: 41
	320,000	Fees	MEXICO			La Encantada Silver Mine
#: 42
	750,000	Fees	MEXICO			Del Toro Silver Mine
#: 43
	420,000	Fees	MEXICO			La Parrilla Silver Mine
#: 44
	160,000	Fees	MEXICO			La Luz Silver Project
#: 45
	940,000	Taxes	UNITED STATES			Jerritt Canyon Gold Mine
#: 46
	1,260,000	Fees	UNITED STATES			Jerritt Canyon Gold Mine
#: 47
	$ 1,070,000	Taxes	SWITZERLAND			Corporate